Stock-Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended				5 Months Ended	12 Months Ended	5 Months Ended			12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012 Tranches	Dec. 31, 2012 First tranche [Member]	Dec. 31, 2012 Second tranche [Member]	Dec. 31, 2012 Hillman Investment Company [Member]	Mar. 31, 2013 Stock Option Plan	Dec. 31, 2012 Stock Option Plan	Dec. 31, 2011 Stock Option Plan	Dec. 31, 2010 Stock Option Plan	May 28, 2010 Stock Option Plan	May 28, 2010 Predecessor	Dec. 31, 2012 Predecessor	May 28, 2010 Predecessor Preferred Stock [Member]	May 28, 2010 Predecessor Preferred Option Plan [Member]	May 28, 2010 Common Class B [Member]	Dec. 31, 2012 Common Class B [Member]	May 28, 2010 Amended Plan Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense													$ 1,410	$ 3,784	$ 13,859
Common stock granted					6,666.7	5,225.0	7,375.0	1,030.0	32,284.0			9,555.5
Common Options vested period		5 years														5 years
Common Options vested shares percentage		20.00%														20.00%
Common stock granted maximum										45,914							40,689
Number of vesting tranches		3
Service based award vests period			5 years	5 years
Vesting service periods for compensation costs for the portion of awards			5 years	5 years
Stock-based compensation expense	$ 261	$ 714									$ 19,053